Financing	12 Months Ended
Dec. 31, 2010
Financing [Abstract]
Financing

10. Financing

In October 2009, the Company completed a financing raising $4,988 net of expenses through the issuance of 6,666,672 shares of common stock primarily from its existing investors. The proceeds from this financing has been and will be used for general business purposes.